Annual Total Returns - Fidelity High Income Fund [BarChart] - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity High Income Fund - Fidelity High Income Fund
Jun. 29, 2022
Bar Chart Table:
Annual Return 2012	14.89%
Annual Return 2013	6.68%
Annual Return 2014	1.53%
Annual Return 2015	(5.40%)
Annual Return 2016	15.97%
Annual Return 2017	8.58%
Annual Return 2018	(2.44%)
Annual Return 2019	14.25%
Annual Return 2020	2.44%
Annual Return 2021	4.23%